iVoiceIdeas, Inc. - Statements of Operations (USD $)	9 Months Ended		12 Months Ended		114 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
OPERATING EXPENSES
Design and Development				$ 5,632	$ 5,632
General and Administrative	20,101	24,502	28,601	3,946	52,648
TOTAL OPERATING EXPENSES	20,101	24,502	28,601	9,578	28,280
Operating Income (Loss)	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
Operating Income (Loss) before tax provision (Benefit)	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
Net Operating Loss	(20,101)	(24,502)	(28,601)	(9,578)	(58,280)
OTHER COMPREHENSIVE INCOME
Interest Income			1		1
Loss on Option		(10,000)	(10,000)		(10,000)
TOTAL COMPREHENSIVE INCOME (LOSS)		(10,000)	(9,999)		(9,999)
Net Loss	$ (20,101)	$ (34,502)	$ (38,600)	$ (9,578)	$ (68,279)
Net Loss per Common Share	$ (0.002)	$ (0.002)	$ (0.002)	$ (0.003)